Filed under Rule 497(e)

Registration No. 333-08653

Seasons Series Trust

SA Multi-Managed Large Cap Growth Portfolio

(the “Portfolio”)

Supplement dated December 9, 2024

to the Portfolio’s Statement of Additional Information (“SAI”)

dated July 29, 2024, as supplemented and amended to date

Effective immediately, in the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” in the section pertaining to Goldman Sachs Asset Management, L.P. (“GSAM”), the following information is added:

Adviser/ Subadvisers	Portfolio Managers	Other Accounts (As of 10/31/2024)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)

GSAM	Cho, Sung Dane, Brook	8 11	$3,394 $4,203	18 18	$12,999 $12,494	48 56	$5,881 $9,313

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SSTSAI-SUP1.3 (12/24)